TRADE RECEIVABLES - AGING ANALYSIS OF IMPAIRED TRADE RECEIVABLES (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of anging analysis of impaired trade receivables [line items]
Provision for impairment of trade receivables	¥ 6,203	¥ 4,965	¥ 8,395	¥ 7,003
Financial assets impaired [member]
Disclosure of anging analysis of impaired trade receivables [line items]
Provision for impairment of trade receivables	6,203	4,965
Over 1 year but within 2 years [member] | Financial assets impaired [member]
Disclosure of anging analysis of impaired trade receivables [line items]
Provision for impairment of trade receivables	5,671
Over 5 years [member] | Financial assets impaired [member]
Disclosure of anging analysis of impaired trade receivables [line items]
Provision for impairment of trade receivables	¥ 532	¥ 4,965